Overview and Summary of Significant Accounting Policies - Schedule of Insurance and Claims Costs (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Estimated liabilities for medical, life disability and other reserves	$ 3.7	$ 3.5